DESCRIPTION OF BUSINESS (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Entity Incorporation, Date Of Incorporation	May 18, 2005
Entity Incorporation, State Country Name	Canada
Cash	$ 6.4
Restricted Cash and Cash Equivalents	7.5
Decrease In Cash and Restricted Cash Equivalents		7.1
Net Cash Provided by (Used in) Operating Activities, Total	$ 40.6